Guinness Atkinson Asia Pacific Dividend Builder ETF

Schedule of Investments

at March 31, 2026 (Unaudited)

Shares	Common Stocks: 99.3%	Value
	Australia: 8.7%
42,751	Corporate Travel Management Ltd.(1)	$235,986
24,224	JB Hi-Fi Ltd.	1,210,468
523,943	Metcash Ltd.	1,070,101
93,375	Sonic Healthcare Ltd.	1,317,568
		3,834,123
	China: 38.0%
1,438,000	China Construction Bank Corp. - H Shares	1,538,654
822,000	China Medical System Holdings	1,402,646
199,500	China Merchants Bank Co., Ltd. - H Shares	1,253,816
724,500	China Overseas Land & Investment Ltd.	1,067,187
500,700	China Resources Gas Group Ltd.	1,215,169
457,800	Haier Smart Home Co Ltd - /HKD/	1,209,723
1,844,000	Industrial and Commercial Bank of China Ltd. - H Shares	1,613,263
296,300	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	1,133,576
10,811	NetEase Inc. - ADR	1,210,183
190,500	Ping An Insurance Group Company of China Ltd. - H Shares	1,444,332
198,300	Shenzhou International	1,183,050
717,700	Suofeiya Home Collection - A Shares	1,320,255
194,494	Zhejiang Supor Cookware - A Shares	1,238,267
		16,830,121
	Hong Kong: 3.8%
309,500	BOC Hong Kong Holdings Ltd.	1,689,370

	India: 2.7%
79,783	Tech Mahindra Ltd.	1,196,839

	Indonesia: 2.7%
6,082,700	Bank Rakyat Indonesia Persero	1,191,879

	Malaysia: 2.9%
1,094,200	Public Bank Bhd	1,264,721

	Singapore: 8.6%
594,454	Capland Ascendas - REIT	1,141,980
715,800	CapitaLand Integrated Commercial Trust - REIT	1,274,884
31,505	DBS Group Holdings Ltd.	1,394,233
16,644	CapitaLand Ascendas REIT - Rights	1,553
		3,812,650
	South Korea: 3.0%
162,540	Korean Reinsurance Co	1,321,613

	Taiwan: 18.1%
172,800	Catcher Technology Co., Ltd.	1,017,458
14,200	Elite Material Co., Ltd.	1,156,316
164,617	Hon Hai Precision Industry Co., Ltd.	966,698
15,365	Largan Precision Co., Ltd.	1,037,038
107,000	Nien Made Enterprise Co., Ltd.	1,105,891
100,700	Novatek Microelectronics Corp.	1,196,895
4,590	Taiwan Semiconductor Manufacturing Co., Ltd.	1,551,191
		8,031,487

Guinness Atkinson Asia Pacific Dividend Builder ETF

Schedule of Investments

at March 31, 2026 (Unaudited)

Shares	Common Stocks: 99.3%	Value
	Thailand: 2.8%
358,000	Tisco Financial Group PCL/Foreign	$1,241,873

	United States: 8.0%
10,437	Aflac Inc.	1,145,043
3,797	Broadcom Inc.	1,175,209
9,380	QUALCOMM Inc.	1,207,956
		3,528,208

	Total Common Stocks (Cost $43,836,926)	43,942,884

	Total Investments (Cost $43,836,926): 99.3%	43,942,884
	Other Assets in Excess of Liabilities: 0.7%	307,914
	Total Net Assets - 100.0%	$44,250,798

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company